SHARE-BASED AWARDS - Summary of Restricted Shares (Details) - Restricted shares [Member] - $ / shares								12 Months Ended
	Oct. 02, 2018	Sep. 13, 2017	Aug. 08, 2017	Aug. 07, 2017	Aug. 01, 2014	Jul. 01, 2014	Feb. 18, 2014	Dec. 31, 2025
SHARE-BASED AWARDS
Numbers of shares, Granted	5,992,605	45,000	3,319,200	1,453,950	69,564	21,132	1,370,250
February 18, 2014 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								1,370,250
Weighted average grant date fair value, Granted								$ 1.93
July 1, 2014 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								21,132
Weighted average grant date fair value, Granted								$ 2.35
August 1, 2014 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								69,564
Weighted average grant date fair value, Granted								$ 2.44
August 7, 2017 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								1,453,950
Weighted average grant date fair value, Granted								$ 1.33
August 8, 2017 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								3,319,200
Weighted average grant date fair value, Granted								$ 1.34
September 13, 2017 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								45,000
Weighted average grant date fair value, Granted								$ 1.33
October 2, 2018 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								5,992,605
Weighted average grant date fair value, Granted								$ 1.19